Condensed Consolidated Statements of Shareholders Equity (Unaudited) (USD $)	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, amount at Dec. 31, 2011	$ 368	$ 11,307	$ 11,838	$ 3,275,296	$ (5,326,370)	$ (2,027,561)
Beginning balance, shares at Dec. 31, 2011	368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares, shares	(368,411)	(11,307,450)	13,667,274
Conversion of all preferred shares into common shares, amount	(368)	(11,307)	13,677	3,467,983		0
Recapitalization, shares			9,760,000
Recapitalization, amount			9,760	(30,629)		(20,869)
Conversion of convertible notes into common shares, shares			20,000
Conversion of convertible notes into common shares, amount			20	19,980		20,000
Stock-based compensation				113,124		113,124
Net loss					(3,593,340)	(3,454,400)
Ending balance, amount at Jun. 30, 2012			$ 35,295	$ 6,845,754	$ (8,919,710)	$ (2,038,661)
Ending balance, shares at Jun. 30, 2012			35,295,204